Bank Loan	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Bank Loan

NOTE 6:-	BANK LOAN

On September 15, 2016, AIT entered into a loan agreement with a commercial bank for a loan (“Loan”) in an aggregate principal amount of $52 with imputed interest at an average rate of 5.1% with monthly payments over 12 installments. On May 21, 2017 the remaining balance of the Loan including the accrued interest was paid by the Company.